Equity (Details) - Schedule of warrants activity - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Equity (Details) - Schedule of warrants activity [Line Items]
Granted in September Private Placement, Number of shares	4,717,333
Granted in September Private Placement, Weighted average life	5 years 6 months
Granted in September Private Placement, Expiration dates	March 15, 2027
Granted in October Private Placement, Number of shares	5,271,551
Granted in October Private Placement, Weighted average life	5 years 6 months
Granted in October Private Placement, Expiration dates	April 13, 2027
Granted in November Private Placement, Number of shares	9,246,837
Granted in November Private Placement, Weighted average life	5 years 6 months
Granted in November Private Placement, Expiration dates	May 4, 2028
Repurchase of warrants issued in April Registered Direct Offering, Number of shares	(5,549,000)
Repurchase of warrants issued in April Registered Direct Offering, Expiration dates	October 29, 2026
Repurchase of warrants issued in July Registered Direct Offering, Number of shares	(10,549,000)
Repurchase of warrants issued in July Registered Direct Offering, Expiration dates	July 15, 2026
Repurchase of warrants Registered Direct Offering Total, Number of shares	32,089,918
Repurchase of warrants Registered Direct Offering Total, Weighted average life	4 years 10 months 17 days
Warrant [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Beginning balance of warrants outstanding, Number of shares	18,402,197	239,675
Beginning balance of warrants outstanding, Weighted average life		3 years 8 months 1 day
Exercise of direct offering warrants, Number of shares (in Dollars per share)		$ (179,942)
Exercise of direct offering warrants, Expiration dates		May 23, 2024
Granted in April Registered Direct Offering, Number of shares		6,950,000
Granted in April Registered Direct Offering, Weighted average life		5 years 6 months
Granted in April Registered Direct Offering, Expiration dates		October 29, 2025
Granted in April Private Placement, Number of shares		11,392,464
Granted in April Private Placement, Weighted average life		5 years 6 months
Granted in April Private Placement, Expiration dates		October 19, 2025
Ending balance of warrants outstanding, Number of shares		18,402,197
Ending balance of warrants outstanding, Weighted average life		5 years 3 months 21 days
Granted in July Registered Direct Offering, Number of shares	15,000,000
Granted in July Registered Direct Offering, Weighted average life	5 years
Granted in July Registered Direct Offering, Expiration dates	July 15, 2026
Exercise of warrants issued in July Registration Direct Offering, Number of shares	(4,450,000)
Exercise of warrants issued in July Registration Direct Offering, Expiration dates	July 15, 2026